Leases (Details) - Schedule of Depreciation of Right of Use Assets - Right-of-use assets [member] - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Depreciation of Right of Use Assets [Line Items]
Cost of sales	$ 48,542	$ 50,071	$ 43,752
Marketing and product management	5,778	11,303	24,885
Selling expenses	5,526	11,247	13,319
General and administrative expenses	455,932	237,596	53,626
Research and development costs	66,158	300,724	258,003
Depreciation of right-of-use assets	$ 581,936	$ 610,941	$ 393,585